SHARE BASED COMPENSATION (Summary of Stock Option Activity) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Number of Options
Options outstanding (after modification of exercise price)	6,805,000
Granted	1,190,000
Forfeited	(815,500)
Options outstanding	7,179,500
Options vested or expected to vest	5,765,425
Options exercisable	4,337,417
Weighted Average Exercise Price
Options outstanding	$ 0.42
Granted	$ 0.42
Forfeited	$ 0.42
Options outstanding	$ 0.42
Options vested or expected to vest	$ 0.42
Options exercisable	$ 0.42
Weighted Average Remaining Contract Life
Options outstanding	7 years 4 months 24 days
Options vested or expected to vest	7 years 4 months 24 days
Options exercisable	7 years 0 months
Aggregate Intrinsic Value
Options outstanding
Options vested or expected to vest
Options exercisable